United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Jeffrey Malbasa
Title: 	Director of Marketing
Phone:	216-464-6266
Signature, Place and Date of Signing:

Jeffrey Malbasa	Cleveland, Ohio		May 2, 2008

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$106,788,132


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.	Com	30231G102	15,969	188804	Sole		188804
General Elec Company	Com	369604103	4,278	115577	Sole		115577
ConocoPhillips	Com	20825C104	3,626	47573	Sole		47573
Noble Corp.	Com	G65422100	3,589	72250	Sole		72250
CR Bard Inc.	Com	067383109	3,579	37130	Sole		37130
Procter & Gamble Co	Com	742718109	3,543	50570	Sole		50570
Johnson & Johnson	Com	478160104	3,311	51041	Sole		51041
Microsoft Corporation	Com	594918104	3,213	113200	Sole		113200
Oracle Corporation	Com	68389X105	3,191	163138	Sole		163138
Cisco Systems Inc.	Com	17275R102	3,046	126462	Sole		126462
Chicago Bridge & Iron Co NV	Com	167250109	2,901	73930	Sole		73930
Intel Corporation	Com	458140100	2,867	135341	Sole		135341
Becton Dickinson & Company	Com	075887109	2,846	33150	Sole		33150
Alcoa Incorporated	Com	013817101	2,826	78367	Sole		78367
Manitowoc Co. Inc.	Com	563571108	2,761	67675	Sole		67675
MEMC Electronic Materials Inc.	Com	552715104	2,594	36590	Sole		36590
Sherwin Williams Company	Com	824348106	2,558	50113	Sole		50113
Parker-Hannifin	Com	701094104	2,525	36453	Sole		36453
L-3 Communications Hldgs Incorporated	Com	502424104	2,479	22676	Sole		22676
EMC Corp Mass	Com	268648102	2,443	170343	Sole		170343
Danaher Corp Del	Com	235851102	2,396	31510	Sole		31510
Zimmer Hldgs Incorporated	Com	98956P102	2,352	30210	Sole		30210
Eaton Corporation	Com	278058102	2,326	29195	Sole		29195
Allied Capital Corp	Com	01903Q108	2,325	126170	Sole		126170
Kohls Corporation	Com	500255104	2,291	53405	Sole		53405
Chevrontexaco Corporation	Com	166764100	2,228	26103	Sole		26103
Novartis A G ADR (Switzerland)	Com	66987V109	2,141	41790	Sole		41790
Applied Materials Incorporated	Com	038222105	2,049	105042	Sole		105042
Bank Of America Corporation	Com	060505104	1,968	51903	Sole		51903
BP PLC ADR	Com	055622104	1,960	32315	Sole		32315
RPM International Incorporated	Com	749685103	1,925	91908	Sole		91908
Valero Energy Corporation New	Com	91913Y100	1,760	35832	Sole		35832
American International Group Incorporated	Com	026874107	1,495	34560	Sole		34560
Progressive Corp Ohio	Com	743315103	1,363	84815	Sole		84815
America Movil S A De C V Spon Adr L Shs	Com	02364W105	637	10000	Sole		10000
International Business Machines	Com	459200101	614	5334	Sole		5334
Lincoln Elec Hldgs Incorporated	Com	533900106	500	7750	Sole		7750
PetroHawk Energy Corp.	Com	716495106	399	19800	Sole		19800
Verizon Communications	Com	92343V104	370	10149	Sole		10149
Pepsico Incorporated	Com	713448108	298	4124	Sole		4124
AT&T Corporation	Com	00206R102	276	7215	Sole		7215
Merck & Co. Inc.	Com	589331107	272	7176	Sole		7176
Philip Morris International Inc	Com	718172109	261	5155	Sole		5155
Dominion Res Incorporated Va New	Com	25746U109	225	5520	Sole		5520
Avon Products	Com	054303102	214	5400	Sole		5400